Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share
The following table sets forth the computation of basic and diluted net income (loss) per share (in thousands, except share and per share data):

	For the Year Ended December 31,
	2022	2021
Basic Net Income (Loss) per share
Net income (loss)	$(22,665)	$15,798
Weighted average common shares outstanding - basic	41,179,741	15,105,851

Net income (loss) per share - basic	$(0.55)	$1.05

Diluted Net Income (Loss) per share

Net income (loss) attributable to common shareholders	$(22,665)	$15,798

Weighted average common shares outstanding - basic	41,179,741	15,105,851
Weighted average effect of dilutive securities:
Convertible preferred stock	—	18,556,453
Stock options	—	2,341,759

Weighted average common shares outstanding - diluted	41,179,741	36,004,063

Net income (loss) per share - diluted	$(0.55)	$0.44

Schedule of Potentially Dilutive Securities
Potentially dilutive securities as of December 31, 2022 and 2021 are as follows (in common stock equivalent shares):

	For the Year Ended December 31,
	2022	2021
Public warrants	5,833,323	5,833,333
Private placement warrants	181,667	181,667
Earn-Out Shares	5,000,000	5,000,000
Unvested sponsor shares	300,000	300,000
Stock options outstanding	8,738,880	403,278

Total	20,053,870	11,718,278